UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06416

DTF Tax-Free Income Inc.

(Exact name of registrant as specified in charter)

200 South Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Alan M. Meder	Lawrence R. Hamilton, Esq.
DTF Tax-Free Income Inc.	Mayer Brown LLP
200 South Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code: (800) 338-8214

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Item 1 – Schedule of Investments

See the Statement of Net Assets below.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS

January 31, 2016

(Unaudited)

Principal Amount (000)	Description (a)	Value (Note 1)
	LONG-TERM INVESTMENTS - 140.9%

	Alaska - 0.2%
$290	Anchorage Elec. Util. Rev.,
	5.00%, 12/1/36	$336,681

	Arizona - 4.8%
650	Arizona St. Hlth. Fac. Auth. Rev.,
	Scottsdale Lincoln Hosp. Proj.,
	5.00%, 12/1/42	735,689
2,000	Arizona St. Trans. Brd. Hwy. Rev.,
	5.00%, 7/1/30,
	Prerefunded 7/1/18 @ $100 (b)	2,202,620
500	Northern Arizona Univ. Rev.,
	5.00%, 6/1/40	571,060
1,000	Northern Arizona Univ. Speed Rev.
	Stimulus Plan for Econ. Edl. Dev.,
	5.00%, 8/1/38	1,139,280
2,000	Salt River Proj. Agric. Impvt. & Pwr.
	Dist. Rev.,
	5.00%, 1/1/38	2,133,300

		6,781,949

	California - 18.6%
2,000	Bay Area Toll Auth. Rev.,
	5.125%, 4/1/39,
	Prerefunded 4/1/19 @ $100 (b)	2,267,360
500	California St. Hlth. Facs. Fin. Auth. Rev.,
	Sutter Hlth.,
	5.00%, 11/15/25	581,155
100	California St. Muni. Fin. Auth. Student Hsg. Rev.,
	Bowles Hall Foundation,
	5.00%, 6/01/35	112,792
500	California St. Gen. Oblig.,
	5.50%, 3/1/26	549,355
1,000	California St. Gen. Oblig.,
	6.00%, 4/1/38	1,154,360
500	California St. Gen. Oblig.,
	5.50%, 3/1/40	581,185
1,000	California St. Gen. Oblig.,
	5.00% 10/1/28	1,233,260
2,000	California St. Pub. Wks. Brd. Lease Rev.
	Dept. of Corrections and Rehab.,
	5.250%, 9/1/29	2,472,960
2,000	California Statewide Communities Dev. Auth. Rev.,
	St. Joseph Hlth. Syst.,
	5.75%, 7/1/47, FGIC	2,216,860
3,000	Golden St. Tobacco Securitization Corp. Rev.,
	5.75%, 6/1/47	2,865,030

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2016

(Unaudited)

Principal Amount (000)	Description (a)	Value (Note 1)
$1,000	Los Angeles Cnty. Santn. Dists. Fin. Auth. Rev.,
	5.00%, 10/1/34	$1,201,200
1,000	Manteca City Wtr. Rev.,
	5.00%, 7/1/33	1,180,300
1,520	Oakland Unified Sch. Dist.,
	5.00%, 8/01/30	1,818,999
2,500	Riverside Cnty. Sngl. Fam. Rev.,
	7.80%, 5/1/21,
	Escrowed to maturity (b)	3,303,625
780	Sacramento Successor Agy. to Redev. Agy.,
	Tax Allocation,
	5.00%, 12/01/24	956,584
1,215	San Marcos Successor Agy. to Redev. Agy.,
	Tax Allocation,
	5.00%, 10/01/32	1,456,020
2,000	San Mateo Successor Agy. to Redev. Agy.,
	Tax Allocation,
	5.00%, 8/1/30	2,333,040

		26,284,085

	Colorado - 0.8%
1,000	Eagle River Wtr. & Sanitation Dist.
	Enterprise Wstwtr. Rev.,
	5.00%, 12/1/42	1,119,510

	Connecticut - 3.3%
1,000	Connecticut St. Hlth. & Edl. Facs. Auth. Rev.,
	Eastern CT Hlth. Network,
	5.00%, 7/1/25, AGT	1,002,080
700	Connecticut St. Hlth. & Edl. Facs. Auth. Rev.,
	Hartford Hlthcare.,
	5.00%, 7/1/32	783,314
1,000	Connecticut St. Hlth. & Edl. Facs. Auth. Rev.,
	Hartford Hlthcare.,
	5.00%, 7/1/41	1,104,110
550	Connecticut St. Hlth. & Edl. Facs. Auth. Rev.,
	Yale-New Haven Hosp.,
	5.00%, 7/1/48	619,811
1,000	South Central Connecticut Reg. Wtr. Auth. Rev.,
	5.00%, 8/1/41	1,158,060

		4,667,375

	District of Columbia - 1.6%
1,000	District of Columbia Inc. Tax Rev.,
	5.00%, 12/1/31	1,146,930
1,000	Metropolitan Washington D.C. Airport Auth. Rev.,
	5.00%, 10/1/18, AGM / AMBAC	1,070,310

		2,217,240

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2016

(Unaudited)

Principal Amount (000)	Description (a)	Value (Note 1)
	Florida - 17.8%
$1,500	Broward Cnty. Port Fac. Rev.,
	6.00%, 9/1/23	$1,748,955
1,000	Escambia Cnty. Hlth. Fac. Auth. Rev.,
	Baptist Hosp.,
	6.00%, 8/15/36	1,144,370
2,000	Florida St. Brd. of Ed. Cap. Outlay Gen. Oblig.,
	5.00%, 6/1/41	2,318,560
2,350	Florida St. Brd. of Gov. Florida State Univ. Dorm Rev.,
	5.00%, 5/1/33	2,715,613
70	Highlands Cnty. Hlth. Fac. Auth. Rev.,
	Adventist Hlth.,
	5.125%, 11/15/32,
	Prerefunded 11/15/16 @ $100 (b)	72,605
1,930	Highlands Cnty. Hlth. Fac. Auth. Rev.,
	Adventist Hlth.,
	5.125%, 11/15/32,
	Prerefunded 11/15/16 @ $100 (b)	2,001,815
1,000	Hillsborough Cnty. Aviation Auth.,
	Tampa Int’l. Arpt.,
	5.00%, 10/1/44	1,108,160
500	Lee Cnty. Tran. Fac. Ref. Rev.,
	5.00%, 10/1/35, AGM	582,480
1,080	City of Miami Beach Hlth. Facs. Auth.
	Hosp. Rev. Ref.,
	5.00%, 11/15/39	1,209,481
500	Miami Beach Redev. Agy. Rev. Ref.,
	5.00%, 2/1/40	564,625
250	Miami-Dade Cnty. Ed. Facs. Auth. Rev.,
	5.00%, 4/1/45	281,913
2,220	Miami-Dade Cnty. Sch. Brd.,
	5.00%, 2/1/34	2,584,635
250	Miami-Dade Cnty. Aviation Rev.,
	5.00%, 10/1/32	282,150
1,000	Miami-Dade Cnty. Wtr. & Swr. Rev.,
	5.00%, 10/01/26	1,244,450
2,000	Orlando and Orange Cnty. Expwy. Auth. Rev.,
	5.00%, 7/1/35	2,323,520
1,000	Reedy Creek Impvt. Dist. Gen. Oblig.,
	5.00%, 6/1/38	1,146,430
2,000	Seminole Cnty. Sales Tax Rev.,
	5.25%, 10/1/31, NRE	2,639,060
830	S. Florida Wtr. Mgmt. Dist.,
	5.00%, 10/1/35	983,807
200	City of Tallahassee Hlth. Facs. Rev.,
	Tallahassee Memorial Hlthcare.,
	5.00%, 12/1/41	223,352

		25,175,981

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2016

(Unaudited)

Principal Amount (000)	Description (a)	Value (Note 1)
	Georgia - 2.8%
$300	Atlanta Wtr. & Wstwtr. Rev.,
	5.00%, 11/1/26	$377,469
500	Atlanta Arpt. Passenger Fac. Charge Gen. Rev.,
	5.00%, 1/1/32	583,460
650	Georgia St. Mun. Elec. Auth. Pwr. Rev.,
	6.50%, 1/1/20, AMBAC	720,155
2,000	Metro. Atlanta Rapid Tran. Auth. Rev.,
	5.00%, 7/1/39	2,236,940

		3,918,024

	Idaho - 0.9%
1,065	Idaho St. Hlth. Fac. Auth. Rev.,
	St. Lukes Hlth. Sys. Proj.,
	5.00%, 3/1/34	1,216,943

	Illinois - 12.3%
500	Chicago Multi-Family Hsg. Rev.,
	4.90%, 3/20/44, FHA	512,240
1,000	Chicago O’Hare Intl. Arpt. Rev.,
	Customer Fac. Charge,
	5.125%, 1/1/30, AGM	1,174,220
250	Chicago Sales Tax Rev.,
	5.00%, 1/1/30	275,897
1,500	Chicago Wstwtr. Trans. Rev.,
	5.00%, 1/1/34	1,659,000
500	Chicago Wtrwks. Rev.,
	5.00%, 11/1/44	538,510
1,000	Illinois St. Fin. Auth. Ed. Rev.,
	IL Charter Sch.,
	5.375%, 9/1/32,
	Prerefunded 9/1/17 @ $100 (b)	1,075,600
1,000	Illinois St. Fin. Auth. Rev.,
	Swedish Covenant Hosp.,
	6.00%, 8/15/38	1,119,110
1,225	Illinois St. Fin. Auth. Rev.,
	Advocate Hlthcare. Network,
	5.00%, 5/01/45	1,394,062
1,000	Illinois St. Fin. Auth. Rev.,
	Rush Univ. Med. Ctr.,
	4.00%, 11/15/39	1,037,730
520	Illinois St. Fin. Auth. Rev.,
	Northwestern Memorial Hlthcare.,
	5.00%, 8/15/37	583,674
1,000	Illinois St. Fin. Auth. Rev.,
	Rush Univ. Med. Ctr.,
	5.00%, 11/15/39	1,135,930
525	Illinois St. Fin. Auth. Rev.,
	Centegra Hlth. Sys.,
	5.00%, 9/1/42	579,689

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2016

(Unaudited)

Principal Amount (000)	Description (a)	Value (Note 1)
$2,000	Illinois St. Gen. Oblig.,
	5.50%, 1/1/29	$2,371,600
1,500	Illinois St. Toll Hwy. Auth. Rev.,
	5.50%, 1/1/33	1,636,320
1,000	Railsplitter Tobacco Settlement Auth. Rev.,
	6.00%, 6/1/28	1,203,530
1,000	Univ. of Illinois Aux. Facs. Sys. Rev.,
	5.00%, 4/1/34	1,136,200

		17,433,312

	Indiana - 2.7%
180	Indiana St. Fin. Auth. Hosp. Rev.,
	Parkview Hlth. Sys.,
	5.875%, 5/1/29	180,668
240	Indiana St. Fin. Auth. Hosp. Rev.,
	Indiana Univ. Hlth.,
	5.00%, 12/1/28	290,062
1,000	Indiana St. Fin. Auth. Rev. State Revolving Fund,
	5.00%, 2/1/31	1,150,320
2,000	Indianapolis Local Pub. Impvt.
	Bond Bank Rev.,
	5.00%, 2/1/38	2,185,340

		3,806,390

	Louisiana - 5.4%
305	Louisiana St. Gasoline & Fuels Tax Rev.,
	5.00%, 5/1/41,
	Prerefunded 5/1/16 @ $100 (b)	308,681
695	Louisiana St. Gasoline & Fuels Tax Rev.,
	5.00%, 5/1/41,
	Prerefunded 5/1/16 @ $100 (b)	703,389
1,250	Louisiana Stadium & Exposition Dist.,
	5.00%, 7/1/30	1,448,088
500	Louisiana Stadium & Exposition Dist.,
	5.00%, 7/1/36	565,020
1,250	Louisiana St. Tran. Auth. Rev.,
	5.00%, 8/15/38	1,430,350
250	New Orleans Swr. Svc. Rev.,
	5.00%, 6/1/44	279,205
500	Port of New Orleans Board of Commissioners
	Port Fac. Rev.,
	5.00%, 4/1/33	553,870
1,100	Regional Tran. Auth. Sales Tax Rev.,
	5.00%, 12/1/30, AGM	1,255,804
1,000	Terrebonne Parish Consol. Wtrwks. Dist. No. 1,
	5.00%, 11/1/37	1,142,450

		7,686,857

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2016

(Unaudited)

Principal Amount (000)	Description (a)	Value (Note 1)
	Maine - 1.7%
$1,000	Maine St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	5.00%, 7/1/33	$1,126,500
610	City of Portland, General Arpt. Rev.,
	5.00%, 7/1/31	679,455
540	City of Portland, General Arpt. Rev.,
	5.00%, 7/1/32	599,233

		2,405,188

	Maryland - 3.8%
1,000	Maryland St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	Anne Arundel Hlth. Sys.,
	5.00%, 7/1/39	1,126,440
2,000	Maryland St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	MedStar Hlth.,
	4.00%, 8/15/45	2,059,700
2,000	Maryland St. Trans. Auth. Rev.,
	5.00%, 7/1/37, AGM	2,172,620

		5,358,760

	Massachusetts - 7.5%
3,000	Massachusetts Bay Trans. Auth. Rev.,
	5.50%, 7/1/29, NRE	4,090,680
1,000	Massachusetts St. Gen. Oblig.,
	5.50%, 8/1/30, AMBAC	1,342,810
1,000	Massachusetts St. Gen. Oblig.,
	5.25%, 9/1/25	1,303,260
2,000	Massachusetts St. College Bldg. Auth. Rev.,
	5.00%, 5/1/40	2,275,100
1,500	Massachusetts St. Dev. Fin. Agcy.
	Solid Waste Disp. Rev.,
	5.00%, 2/1/36,	1,534,440
	Prerefunded 8/1/16 @ $100 (b)

		10,546,290

	Michigan - 1.8%
500	Detroit Dist. St. Aid Gen. Oblig.,
	5.25%, 11/1/35	543,940
1,000	Holland Elec. Util. Sys. Rev.,
	5.00%, 7/1/39	1,150,920
500	Michigan Fin. Auth. Rev.,
	Beaumont Hlth. Credit Group,
	5.00%, 11/1/44	561,430
225	Royal Oak Hosp. Fin. Auth. Rev.
	William Beaumont Hosp.,
	5.00%, 9/1/39	252,635

		2,508,925

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2016

(Unaudited)

Principal Amount (000)	Description (a)	Value (Note 1)
	Nebraska - 3.0%
$500	Nebraska St. Pub. Pwr. Dist. Gen. Rev.,
	5.00%, 1/1/34	$583,375
2,000	Omaha Gen. Oblig.,
	5.25%, 4/1/27	2,618,640
1,035	Omaha Pub. Pwr. Dist. Elec. Rev.,
	6.20%, 2/1/17,
	Escrowed to maturity (b)	1,063,628

		4,265,643

	New Jersey - 2.6%
400	Camden Cnty. Impvt. Auth. Hlthcare. Redev. Rev.,
	Cooper Hlth. Sys.,
	5.00%, 2/15/33	449,800
2,000	New Jersey St. Gen. Oblig.,
	5.25%, 7/1/17	2,116,780
1,000	New Jersey St. Tpk. Auth. Rev.,
	5.00%, 1/1/36	1,098,790

		3,665,370

	New York - 8.4%
1,000	Albany Indl. Dev. Agy. Rev.,
	Brighter Choice Charter Sch.,
	5.00%, 4/1/32	871,990
300	Buffalo and Erie Cnty. Indl. Land. Dev. Rev.,
	Catholic Hlth. Sys.,
	5.250%, 7/1/35	350,211
700	Long Island Pwr. Auth. Elec. Sys. Rev.,
	5.00%, 9/1/42	772,989
1,000	New York City Mun. Wtr. Fin. Auth. Rev.,
	5.00%, 6/15/34	1,178,520
1,000	New York City Mun. Wtr. Fin. Auth. Rev.,
	5.375%, 6/15/43	1,173,180
1,000	New York City Mun. Wtr. Fin. Auth. Rev.,
	5.50%, 6/15/43	1,179,010
1,500	New York St. Dorm. Auth. Rev.,
	7.25%, 10/1/28,
	Prerefunded 10/1/18 @100 (b)	1,753,080
2,000	New York St. Dorm. Auth.,
	Personal Inc. Tax Rev.,
	5.00%, 3/15/31	2,423,920
900	Port Auth. of New York and New Jersey Rev.,
	5.00%, 6/1/33	1,076,220
500	Triborough Bridge & Tunnel Auth. Rev.,
	5.00% 11/15/30	597,250
400	Utility Debt Securitization Auth.
	Restructuring Rev.,
	5.00%, 12/15/31	486,400

		11,862,770

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2016

(Unaudited)

Principal Amount (000)	Description (a)	Value (Note 1)
	Ohio - 5.3%
$750	Deerfield Twp. Tax Increment Rev.,
	5.00%, 12/1/25	$797,422
500	Ohio St. Gen. Oblig.,
	5.00%, 9/1/30	573,480
2,000	Ohio St. Hosp. Rev.,
	Univ. Hosp. Hlth. Sys.,
	4.00%, 1/15/44	2,054,600
1,040	Ohio St. Tpk. Comm. Rev.,
	5.00%, 2/15/31	1,176,427
2,445	Ohio St. Wtr. Dev. Auth. Rev.,
	5.50%, 6/1/20, AGM	2,909,648

		7,511,577

	Oregon - 0.5%
570	Port of Portland
	Portland Intl. Arpt. Rev.,
	5.00%, 7/1/32	663,491

	Pennsylvania - 5.4%
170	Butler Cnty. Hosp. Auth. Rev.,
	Butler Hlth. Sys.,
	5.00%, 7/1/35	192,061
2,000	Delaware River Port Auth. Rev.,
	5.00%, 1/1/34	2,321,420
480	East Stroudsburg Area Sch. Dist.,
	7.750%, 9/1/27,
	Prerefunded 9/1/17 @ $100 (b)	533,990
495	East Stroudsburg Area Sch. Dist.,
	7.750%, 9/1/27,
	Prerefunded 9/1/17 @ $100 (b)	550,791
25	East Stroudsburg Area Sch. Dist.,
	7.750%, 9/1/27, NRE,
	Prerefunded 9/1/17 @ $100 (b)	27,818
500	Pennsylvania St. Higher Ed. Facs. Auth. Rev.,
	5.00%, 6/15/28	573,975
1,020	Pennsylvania St. Tpk. Comm. Oil Franchise Tax Rev.,
	5.00%, 12/1/23, AGT	1,160,036
2,000	Philadelphia Wtr. & Wastewater Rev.,
	5.00%, 1/1/41	2,277,880

		7,637,971

	Rhode Island - 3.7%
1,070	Rhode Island Clean Wtr. Fin. Agy. Wtr. Poll. Control Rev.,
	Green Bonds,
	5.00%, 10/1/32	1,279,206
2,000	Rhode Island Hlth. & Edl. Bldg. Corp. Higher Ed. Facs. Rev.,
	Brown Univ.,
	5.00%, 9/1/37	2,127,080
1,600	Rhode Island Hlth. & Edl. Bldg. Corp. Higher Ed. Facs. Rev.,
	Providence College,
	5.00%, 11/1/41	1,789,456

		5,195,742

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2016

(Unaudited)

Principal Amount (000)	Description (a)	Value (Note 1)
	South Carolina - 1.9%
$2,000	Charleston Cnty. Spl. Source Rev.,
	5.00%, 12/1/32	$2,367,920
290	SCAGO Edl. Facs. Corp. Rev.,
	5.00%, 12/1/24	358,344

		2,726,264

	Tennessee - 2.3%
250	Chattanooga-Hamilton Cnty. Hosp. Auth. Rev.,
	Erlanger Hlth. Sys.,
	5.00%, 10/1/34	281,815
1,500	Tennessee Energy Acquisition Corp. Rev.,
	5.25%, 9/1/20	1,726,935
1,000	Tennessee Energy Acquisition Corp. Rev.,
	5.25%, 9/1/21	1,177,400

		3,186,150

	Texas - 10.1%
1,000	Alliance Airport Auth. Inc. Rev.,
	4.85%, 4/1/21	1,005,360
1,000	Dallas Area Rapid Transit Rev.,
	5.25%, 12/1/48	1,106,400
185	Everman Indep. Sch. Dist. Gen. Oblig.,
	5.00%, 2/15/36, PSF,
	Prerefunded 8/15/17 @ $100 (b)	197,450
225	Everman Indep. Sch. Dist. Gen. Oblig.,
	5.00%, 2/15/36, PSF,
	Prerefunded 8/15/17 @ $100 (b)	240,188
590	Everman Indep. Sch. Dist. Gen. Oblig.,
	5.00%, 2/15/36, PSF	626,834
500	Houston Arpt. Sys. Rev.,
	5.00%, 7/1/32	559,560
1,000	Houston Hotel Occupancy Tax & Spl. Rev.,
	5.25%, 9/1/29	1,147,270
1,410	Houston Util. Sys. Rev.,
	5.00%, 11/15/32	1,670,244
1,060	Klein Indep. Sch. Dist. Gen. Oblig.,
	5.00%, 8/1/38, PSF	1,157,690
1,000	North Texas Twy. Auth. Rev.,
	5.00%, 1/1/31	1,180,390
605	North Texas Twy. Auth. Rev.,
	5.75%, 1/1/40,
	Prerefunded 1/1/18 @ $100 (b)	662,741
595	North Texas Twy. Auth. Rev.,
	5.75%, 1/1/40	643,320
1,975	Pharr-San Juan-Alamo Indep. Sch. Dist. Gen. Oblig.,
	5.50%, 2/1/33,
	Prerefunded 2/1/17 @ $100 (b)	2,073,296

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2016

(Unaudited)

Principal Amount (000)	Description (a)	Value (Note 1)
$1,000	Spring Branch Indep. Sch. Dist. Gen. Oblig.,
	5.25%, 2/1/38, PSF,
	Prerefunded 2/1/17 @ $100 (b)	$1,047,890
1,000	Upper Trinity Reg. Wtr. Dist. Treated Wtr. Supply Sys. Rev.
	4.00%, 8/1/37, AGM	1,041,390

		14,360,023

	Utah - 3.2%
1,000	Utah Trans. Auth. Sales Tax Rev.,
	5.00%, 6/15/32, AGM,
	Prerefunded 6/15/18 @ $100 (b)	1,100,390
1,000	Utah Trans. Auth. Sales Tax Rev.,
	5.00%, 6/15/36, AGM,
	Prerefunded 6/15/18 @ $100 (b)	1,100,390
2,000	Utah Trans. Auth. Sub. Sales Tax Rev.,
	5.00%, 6/15/37	2,323,020

		4,523,800

	Vermont - %
2,000	Univ. of Vermont & St. Agric. College Gen. Oblig.,
	5.00%, 10/1/38	2,275,140
500	Vermont Edl. and Hlth. Bldg. Fin. Agy. Rev. Ref.,
	Univ. of Vermont Med. Center,
	5.00%, 12/1/35	582,910

		2,858,050

	Virginia - 2.8%
1,250	Riverside Regl. Jail Auth. Fac. Rev.,
	5.00%, 7/1/26	1,556,013
2,000	Virginia College Bldg. Auth. Rev.,
	5.00%, 2/1/23	2,466,560

		4,022,573

	West Virginia - 0.2%
300	Monongalia Cnty. Bldg. Comm. Rev.,
	5.00%, 7/1/30	350,799

	Wisconsin - 1.6%
2,000	Wisconsin St. Gen. Rev.,
	6.00%, 5/1/33	2,312,560

	Wyoming - 2%
2,580	Wyoming St. Farm Loan Brd.
	Cap. Facs. Rev.,
	5.75%, 10/1/20	2,806,034

	Total Long-Term Investments
	(Cost $182,618,092)	$199,412,327

	TOTAL INVESTMENTS - 140.9%
	(Cost $182,618,092)	$199,412,327

	Other assets less liabilities - (40.9)%	(57,851,163)

	NET ASSETS APPLICABLE TO COMMON STOCK - 100.0%	$141,561,164

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2016

(Unaudited)

(a) The following abbreviations are used in portfolio descriptions to indicate an obligation of credit support, in whole or in part:

AMBAC—Ambac Assurance Corporation

AGM—Assured Guaranty Municipal Corp.

AGT—Assured Guaranty Corp.

BHAC—Berkshire Hathaway Assurance Corporation

FGIC—Financial Guaranty Insurance Company

FHA—Federal Housing Authority

NRE—National Public Finance Guarantee Corporation

PSF—Texas Permanent School Fund

RAD—Radian Asset Assurance Inc.

(b) Prerefunded and escrowed to maturity issues are secured by escrowed cash, U.S. government obligations, or other securities.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

Note 1. Investment Valuation

The Fund’s investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its annual report. The following is a summary of the inputs used to value each of the Fund’s investments at January 31, 2016:

Level 2
Municipal bonds	$199,412,327

There were no Level 1 or Level 3 priced securities held at January 31, 2016.

Note 2. Federal Tax Cost

At October 31, 2015, the Fund’s most recent fiscal tax year-end, the federal tax cost of the Fund’s investments and the aggregate gross unrealized appreciation (depreciation) were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$184,958,600	$13,590,273	$(352,933)	$13,237,340

The difference between the book basis and tax basis of unrealized appreciation (depreciation) and cost of investments is primarily attributable to the difference between book and tax amortization methods for premiums and discounts on fixed income securities.

Other information regarding the Fund is available on the Fund’s website at www.dtffund.com or the Securities and Exchange Commission’s website at www.sec.gov.

Item 2 – Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Exhibit 99.CERT Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DTF TAX-FREE INCOME INC.

By (Signature and Title)	/S/ NATHAN I. PARTAIN
Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)

Date: March 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ NATHAN I. PARTAIN
Nathan I. Partain
President and Chief Executive Officer (Principal Executive Officer)

Date: March 18, 2016

By (Signature and Title)	/S/ ALAN M. MEDER
Alan M. Meder
Treasurer and Assistant Secretary
(Principal Financial and Accounting Officer)

Date: March 18, 2016